PIMCO REALPATH Blend 2070 Fund Expense Example - PIMCO REALPATH Blend 2070 Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	413
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	609
Expense Example, with Redemption, 3 Years	771
Expense Example, with Redemption, 5 Years	948
Expense Example, with Redemption, 10 Years	$ 1,458